SIGNIFICANT RELATED PARTY BALANCES AND TRANSACTIONS - Compensation of key management personnel (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Significant related party transactions
Fees	¥ 756	¥ 768	¥ 762
Basic salaries, housing fund, other allowances and benefits in kind	1,849	1,370	975
Pension costs	234	166	114
Total remuneration	2,839	2,304	1,851
Key management personnel
Significant related party transactions
Fees	756	768	762
Basic salaries, housing fund, other allowances and benefits in kind	3,953	3,830	2,542
Pension costs	482	415	277
Total remuneration	¥ 5,191	¥ 5,013	¥ 3,581